Document and Entity Information	Jan. 10, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jan. 10, 2024
Entity Registrant Name	GLOBUS MEDICAL, INC.
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A Common Stock, par value $.001 per share
Trading Symbol	GMED
Security Exchange Name	NYSE
Entity File Number	001-35621
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3744954
Entity Address, Address Line One	2560 GENERAL ARMISTEAD AVENUE
Entity Address, City or Town	AUDUBON
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19403-5214
City Area Code	610
Local Phone Number	930-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Entity Central Index Key	0001237831
Amendment Flag	false